Basic and Diluted Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Basic and Diluted Earnings (Loss) Per Share

19.	BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share of common stock of the Company for the fiscal years ended March 31, 2015, 2014 and 2013 is computed in accordance with FASB ASC 260 “Earnings Per Share” by dividing the net earnings (loss) for each fiscal year attributable to common stockholders by the weighted average number of shares of common stock outstanding during that fiscal year.

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	2015	2014	2013
	US$	US$	US$
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	(6,475,890)	(5,116,577)	517,804
Income from continuing operations attributable to non-controlling interests	55,012	108,044	107,958

Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,420,878)	(5,008,533)	625,762
Loss from discontinued operations	—	(5,547,024)	(2,589,063)

Net loss attributable to common stockholders	(6,420,878)	(10,555,557)	(1,963,301)

	Number	Number	Number
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,044,227	3,041,625	3,040,310

	US$	US$	US$
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	(2.11)	(1.65)	0.21
Loss from discontinued operations	—	(1.82)	(0.86)

Loss attributable to common stockholder	(2.11)	(3.47)	(0.65)

330,001 and 343,751 stock options of Global-Tech were excluded from the computation of diluted earnings (loss) per share for the fiscal years ended March 31, 2015 and 2014 respectively, because their inclusion would have been anti-dilutive.